LONG-TERM NOTES AND LOANS PAYABLE, NET - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 08, 2025	Aug. 13, 2025	Aug. 12, 2021
Debt Instrument [Line Items]
Effective interest rate					13.80%
Debt issuance costs		$ 17,025	$ 10,117
Other long-term liabilities		1,000	8,146
Loss on debt extinguishment		(16,363)	(1,002)
Senior Loan
Debt Instrument [Line Items]
Debt instrument, face amount					$ 325,000	$ 360,000
Debt instrument discount					$ (13,000)	$ (5,300)
Stated interest rate					12.50%
Debt issuance costs					$ 15,800
Required minimum cash balance					$ 30,000
Loss on debt extinguishment		(16,400)
Mortgage Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 25,300
Stated interest rate	8.40%
Effective interest rate	10.20%
Debt issuance costs	$ 2,000
Basis spread on variable rate	3.75%
Unused borrowing capacity		$ 5,100	$ 5,100
Financing liability | Minimum
Debt Instrument [Line Items]
Stated interest rate		11.30%
Financing liabilities, remaining term		4 years 1 month 6 days
Financing liability | Maximum
Debt Instrument [Line Items]
Stated interest rate		17.50%
Financing liabilities, remaining term		14 years 6 months
Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,300
Stated interest rate				8.00%
Effective interest rate				13.20%